LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Variable lease payments	$ 4,300	$ 2,300	$ 8,900	$ 5,200	$ 9,500
Rental income						$ 375	$ 500
Components of net lease cost
Operating lease costs	9,703	5,331	17,257	9,392	19,810	8,078
Short-term lease costs	5,760	4,503	12,808	8,178	17,217	1,853
Less: Sublease income						(375)	(500)
Total lease costs	15,463	9,834	30,065	17,570	37,027	9,556
Leased aircraft and operational facilities
Lessee, Lease, Description [Line Items]
Rent expense	13,700	7,700	26,800	14,300			6,800
Components of net lease cost
Total lease costs					24,100	7,800
leased corporate headquarters and other office space
Lessee, Lease, Description [Line Items]
Rent expense	$ 1,600	$ 2,100	$ 3,200	$ 3,200			$ 1,900
Components of net lease cost
Total lease costs					$ 6,500	$ 2,100